Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2013
Significant accounting policies [Abstract]
Basis of preparation
2.1.    Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). The consolidated financial statements include the accounts of ASC and its subsidiaries. All subsidiaries are 100% directly or indirectly owned by ASC. All intercompany balances and transactions have been eliminated on consolidation.

Uses of estimates
2.2.    Uses of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, the selection of inputs used in the valuation model for share based payment awards, provisions for legal disputes and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable. Actual results could differ from those estimates.

Reporting currency
2.3.    Reporting currency

The consolidated financial statements are stated in U.S. Dollars. The functional currency of Ardmore is U.S. Dollars because Ardmore operates in international shipping markets which typically utilize the U.S. Dollar as the functional currency. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than U.S. Dollar are translated to reflect the year end exchange rates. Resulting gains and losses are included in the accompanying consolidated statement of operations.

Recent accounting pronouncements
2.4.    Recent accounting pronouncements

There are no recent accounting pronouncements issued whose adoption would have a material impact on Ardmore’s consolidated financial statements in the current year or are expected to have a material impact on future years.

Cash and cash equivalents	2.5. Cash and cash equivalents Ardmore classifies investments with an original maturity date of three months or less as cash and cash equivalents.
Receivables, trade
2.6.    Receivables, trade

Trade receivables include amounts due from charterers for hire and other recoverable expenses due to Ardmore. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Working capital advances
2.7.    Working capital advances

Working capital advances relate to capital advanced directly to ship pools in which Ardmore’s vessels operate together with working capital amounts advanced under time charter agreements. The working capital amounts advanced under time charter agreements allows Ardmore to share in the profits and losses arising from the vessels employment in the spot market. The working capital amounts advanced under the time charter are advanced for the period of the time charter. The amounts are classified as current assets where it is expected that the amounts advanced will be realized within one year.

Prepayments	2.8. Prepayments Prepayments consist of payments in advance for insurance or other ad hoc purchases.
Advances and deposits
2.9.    Advances and deposits

Advances and deposits primarily include amounts advanced to the technical managers for expenses incurred by them in operating the vessels, together with other necessary deposits paid during the course of business.

Other receivables
2.10.    Other receivables

Other receivables primarily relate to insurance claims outstanding, certain assets held by vessel managers and other necessary receivables. Insurance claims are recorded, net of any deductible amounts, at the time Ardmore realizes insured damages, where recovery is probable under the related insurance policies and where Ardmore can make an estimate of the amount to be reimbursed following the insurance claim. At the balance sheet date, all potentially uncollectible accounts are assessed individually for the purposes of determining the appropriate provision for doubtful accounts.

Inventories
2.11.    Inventories

Inventories consist of bunkers, lubricating oils and other consumables on board our vessels. Inventories are valued at the lower of cost or market value on a first-in first-out basis. Cost is based on the normal levels of cost and comprises the cost of purchase, being the suppliers’ invoice price with the addition of charges such as freight or duty where appropriate.

Vessels
2.12.    Vessels

Vessels are recorded at their cost less accumulated depreciation. Vessel cost comprises acquisition costs directly attributable to the vessel and the expenditures made to prepare the vessel for its initial voyage. Vessels are depreciated on a straight-line basis over their estimated useful economic life from the date of initial delivery from the shipyard. The useful life of Ardmore’s vessels is estimated at 25 years from the date of initial delivery from the shipyard. Depreciation is based on cost less estimated residual scrap value. Residual scrap value is estimated as the lightweight tonnage of each vessel multiplied by the estimated scrap value per ton. Ardmore capitalizes and depreciates the costs of significant replacements, renewals and upgrades to its vessels over the shorter of the vessel’s remaining useful life or the life of the renewal or upgrade. The amount capitalized is based on management’s judgment as to expenditures that extend a vessel’s useful life or increase the operational efficiency of a vessel. Costs that are not capitalized are recorded as a component of direct vessel operating expenses during the period incurred. Expenses for routine maintenance and repairs are expensed as incurred.

Impairment
2.13.    Impairment

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. When such indicators are present, a vessel to be held and used is tested for recoverability by comparing the estimate of future undiscounted net operating cash flows expected to be generated by the use of the vessel over its remaining useful life and its eventual disposition to its carrying amount. Net operating cash flows are determined by applying various assumptions regarding future revenues net of commissions, operating expenses, scheduled dry-dockings, expected offhire and scrap values, and taking into account historical revenue data and published forecasts on future world economic growth and inflation. An impairment charge is recognized if the carrying value is in excess of the estimated future undiscounted net operating cash flows. The impairment loss is measured based on the excess of the carrying amount over the fair market value of the asset.

Drydock expenditure
2.14.    Drydock expenditure

Vessels are typically drydocked every three to five years. Expenditures incurred in drydocking are deferred and amortized until the next scheduled drydocking. Ardmore only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, expenditures that add economic life to the vessel, and expenditures that increase the vessels earnings capacity or improve the vessels operating efficiency.

Vessels under construction
2.15.    Vessels under construction

The carrying value of the vessels under construction represents the accumulated costs to the balance sheet date which Ardmore has had to pay by way of purchase instalments and other capital expenditures, together with capitalized interest and other re-delivery costs. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate (“the capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. If Ardmore’s borrowings are directly attributable to the vessels under construction, Ardmore uses the rate on that borrowing as the capitalization rate. If average accumulated expenditures for the asset exceed the amounts of specific borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of Ardmore. Ardmore does not capitalize amounts in excess of actual interest expense incurred in the period. No charge for depreciation is made until the vessel is available for use.

Other non-current assets
2.16.    Other non-current assets

Other assets relate to office equipment, fixtures and fittings. These are recorded at their cost less accumulated depreciation and are depreciated based on estimated useful life of five years.

Deferred finance charges
2.17.    Deferred finance charges

Deferred financing charges include fees, commissions and legal expenses associated with securing loan facilities. These costs are amortized to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the related debt.

Payables, trade
2.18.    Payables, trade

Payables, trade include all accounts payable and accrued liabilities in relation to the operating and running of the vessels, along with amounts due for general and administrative expenses.

Capital leases
2.19.    Capital leases

Capital leases relate to financing arrangements for vessels in operation. Interest costs are expensed to interest expense and finance costs in the consolidated statement of operations using the effective interest method over the life of the lease.

Contingencies
2.20.    Contingencies

Claims, suits and complaints arise in the ordinary course of Ardmore’s business. Ardmore provides for contingent liabilities when (i) it is probable that a liability has been incurred at the date of the financial statements and (ii) the amount of the loss can be reasonably estimated. Disclosure in the notes to the financial statements is required for contingent liabilities that do not meet both these conditions if there is a reasonable possibility that a liability may have been incurred at the balance sheet date. Any such matters that should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements, are discussed in Note 19 to the consolidated financial statements.

Distributions to shareholder
2.21.    Distributions to shareholder

Distributions to the shareholder are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the additional paid in capital account.

Equity issuance costs
2.22.    Equity issuance costs

Incremental costs incurred that are directly attributable to a proposed or actual offering of equity securities are deferred and deducted from the related proceeds of the offering, and the net amount recorded as contributed shareholder’s equity in the period when such shares are issued. Other costs incurred that are not directly attributable, but are related, to a proposed or actual offering are expensed as incurred.

Share based compensation
2.23.    Share based compensation

Ardmore may grant share based payment awards, such as restricted stock units, as incentive-based compensation to certain employees. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. If the award contains a market condition, such conditions are included in the determination of the fair value of the stock unit. Once, the fair value has been determined the associated expense is recognized in the statement of operations over the requisite service period. Refer to Note 18 to the consolidated financial statements for further information.

Financial instruments
2.24.    Financial instruments

The carrying values of cash and cash equivalents, accounts receivable and accounts payable reported in the consolidated balance sheet are reasonable estimates of their fair values due to their short-term nature. The fair values of long-term debt approximate the recorded values due to the variable interest rates payable.

Revenues and expenses
2.25.     Revenues and expenses

2.25.1.     Time charter revenues

If a time charter agreement exists, the rate is fixed or determinable, service is provided and collection of the related revenue is reasonably assured, Ardmore recognizes revenues over the term of the time charter. Ardmore does not recognize revenue during days the vessel is offhire. Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

2.25.2.     Pool revenues

Revenues and voyage expenses of Ardmore’s vessels operating in pool arrangements are pooled with the revenues and voyage expenses of other pool participants. The resulting net pool revenues, calculated on the time charter equivalent basis, are allocated to the pool participants according to an agreed formula. The formula used to allocate net pool revenues vary among different pools but generally allocates revenues to pool participants on the basis of the number of days a vessel operates in the pool with weighted adjustments made to reflect the vessel’s differing capacities and performance capabilities. Ardmore accounts for its vessels share of net pool revenue on the allocated time charter equivalent on a monthly basis. Net pool revenues due from the pool are included in receivables, trade.

2.25.3.     Voyage revenues

Revenues from voyage charters on the spot market are recognized ratably on a discharge to discharge basis, i.e. from when cargo is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage, provided an agreed non-cancelable charter between Ardmore and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Revenue under voyage charters will not be recognized until a charter has been agreed even if the vessel has discharged its previous cargo and is proceeding to an anticipated port of loading.

2.25.4.     Expenses

All voyage expenses are expensed as incurred. Under time charters or pool employment, expenses such as fuel, port charges, canal tolls and cargo handling operations are paid by the charterers. Under voyage charters, these expenses are borne by Ardmore and expensed as incurred.

All commissions and administration fees are expensed as incurred which is over the term of the employment of the vessel.

Vessel operating expenses are costs which are directly attributable to the operation of the vessels such as crew costs, lubricating oils, insurance, repairs and maintenance. Vessel operating expenses are expensed as incurred.

2.25.5.     Charter hire costs

Charter hire costs relate to amounts paid for chartering in vessels. Charter hire costs are expensed to the statement of operations as incurred.

Income taxes
2.26.     Income taxes

Republic of Marshall Islands

Ardmore Shipping Corporation, Ardmore Shipping LLC and all vessel owning subsidiaries are incorporated in the Marshall Islands. Ardmore Shipping Corporation believes that neither it, nor its subsidiaries, are subject to taxation under the laws of the Republic of Marshall Islands and that distributions by its subsidiaries to Ardmore Shipping Corporation will not be subject to any taxes under the laws of the Republic of the Marshall Islands.

Ireland

Ardmore Shipholding Limited and Ardmore Shipping Limited are incorporated in Ireland. The consolidated financial statements reflect the fact that the Irish incorporated entities, along with all vessels operating subsidiaries, are separate taxable entities resident for tax purposes in Ireland. All income tax relates to continuing operations.

Ardmore Shipping Corporations vessel operating subsidiaries have elected, for Irish corporation tax purposes, into the Irish Tonnage Tax regime whereby each vessel operating subsidiary is assessed to Irish corporation tax on attributed notional tonnage tax profits which are calculated by reference to the size of the ship. The notional tonnage tax profits are then taxed at the standard rate of corporation tax of 12.5%. Ardmore Shipholding Limited and Ardmore Shipping Limited’s non-tonnage tax trading profits are taxable at the standard rate of corporation tax which is currently 12.5% based on generally accepted accounting principles in Ireland. Other trading profits are taxed at 12.5%. Any non-trading / passive income is taxed at the higher rate of corporation tax which is currently 25%.

Deferred taxation

Deferred income tax assets and liabilities are recognized for the future tax consequences attributed to differences between the financial statements and tax basis of existing assets and liabilities using enacted rates applicable to the periods in which the differences are expected to affect taxable income. Deferred income tax balances included on the consolidated balance sheet reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax basis and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. The recoverability of these future tax deductions is evaluated by assessing the adequacy of future taxable income, including the reversal of temporary differences and forecasted operating earnings. If it is deemed more likely than not that the deferred tax assets will not be realized Ardmore provides for a valuation allowance. Income taxes have been provided for all items included in the consolidated statement of operations regardless of when such items were reported for tax purposes or when the taxes were actually paid or refunded.

Uncertainties related to income taxes

The Financial Accounting Standards Board issued guidance clarifying the accounting for uncertainty in income taxes recognized in the financial statements. The guidance requires companies to determine whether it is more-likely-than-not that the tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not threshold it is measured to determine the amount of benefit to recognize in the financial statements. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.